Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Schedule of derivative financial instruments

	2024		2023
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Interest rate swaps	7,469	(179)	11,002	—
Forward freight agreements and related bunker swaps	3,993	—	2,188	(46,391)
Commodity contracts and derivatives	70,565	(25,835)	34,821	(44,234)
Forward foreign exchange contracts and foreign exchange	13	(82)	74	(268)
	82,040	(26,096)	48,085	(90,893)
Non-current	7,469	(569)	11,002	(679)
Current	74,571	(25,527)	37,083	(90,214)
	82,040	(26,096)	48,085	(90,893)